Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net comprised the following:

	September 30,	As of March 31，
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	51,483,121	41,171,088	5,673,528
Allowance for credit losses	(11,041,825)	(11,167,713)	(1,538,952)
Total	40,441,296	30,003,375	4,134,576

Schedule of Allowance for Credit Loss
Allowance for credit losses, net consists of the following:
Beginning balance	10,921,962	11,041,825	1,521,604
Movement	119,863	125,888	17,348
Ending balance	11,041,825	11,167,713	1,538,952